ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Voyage expenses	$ 354	$ 117
Ship operating expenses	489	1,090
Administrative expenses	1,332	981
Interest expense	189	313
Accrued expenses	$ 2,364	$ 2,501